SHARE-BASED PAYMENTS (Schedule of Outstanding Units Activity) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options | shares	1,183,816	1,048,500
Granted, other than options | shares	83,992	135,316
Outstanding, other than options, ending | shares	1,267,808	1,183,816
Outstanding, beginning balance, fair value	$ 5,076,000	$ 4,043,000
Fair Value, granted, other units	387,000	438,000
Fair value, Change in fair value, other units	6,978,000	595,000
Outstanding, ending balance, fair value	$ 12,441,000	$ 5,076,000
Cash Settled, Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options | shares	3,548,993	2,668,197
Granted, other than options | shares	1,354,613	1,956,611
Units paid out in cash, other units | shares	(1,401,895)	(896,413)
Forfeited or cancelled, other units | shares	(172,296)	(179,402)
Outstanding, other than options, ending | shares	3,329,415	3,548,993
Outstanding, beginning balance, fair value	$ 8,987,000	$ 5,216,000
Fair value, forfeited or cancelled, other units		(332,000)
Fair value, forfeited or cancelled, other units	(391,000)
Fair Value, Paid in Cash, other units	(7,448,000)	(3,160,000)
Fair value, Change in fair value, other units	20,165,000	7,263,000
Outstanding, ending balance, fair value	21,313,000	$ 8,987,000
Less: current portion	(13,030,000)
Non-current portion	$ 8,283,000
Equity Settled, Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options | shares		1,840,012
Granted, other than options | shares		1,038,383
Units paid out in cash, other units | shares	(802,164)	(823,433)
Outstanding, beginning balance, fair value	$ 2,054,962
Fair Value, granted, other units	743,709
Outstanding, ending balance, fair value	$ 1,996,507	$ 2,054,962